Other (losses)/gains - net (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other (losses)/gains - net [line items]
Net (Losses)/gains on disposal of property, plant and equipment	[1]	¥ 172,508	¥ (13,017)	¥ (42,031)
(Losses)/Gains from structured deposits		19,811	0	0
Net gains on settlement of forward foreign exchange contracts		12,109	0	0
Net gains on settlement of foreign exchange option contracts		4,431	0	0
Gains from disposal of subsidiary		1,622	0	0
Fair value losses on foreign exchange option and forward exchange contracts		(2,021)	(1,516)	0
Net foreign exchange gains/(losses)		(31,770)	23,656	(11,851)
Gains from disposal of joint venture		0	10,339	0
Other (losses)/gains - net		176,690	¥ 19,462	¥ (53,882)
Zhejiang Jin Yong Acrylic Fibre Company Limited [member]
Disclosure of other (losses)/gains - net [line items]
Net (Losses)/gains on disposal of property, plant and equipment		¥ 197,138

[1]	The gains on disposal of buildings of Zhejiang Jin Yong Acrylic Fiber Company Limited ("Jinyong") in 2018 were amounted to RMB 197,138 thousands.